Consolidated statement of financial position - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Assets
Goodwill		$ 848	$ 896
Other intangible assets		3,824	3,986
Property, plant and equipment		417	374
Insurance contract assets		1,345	1,180
Reinsurance contract assets		3,390	2,426
Deferred tax assets		142	156
Current tax recoverable		31	34
Investments in joint ventures and associates accounted for using the equity method		2,412	1,940
Investment properties		3	39
Loans		517	578
Equity securities and holdings in collective investment schemes	[1]	81,002	64,753
Debt securities	[1]	73,804	83,064
Derivative assets		395	1,855
Deposits		5,466	5,870
Accrued investment income		902	1,003
Other debtors		1,310	1,161
Assets held for sale		296
Cash and cash equivalents		5,772	4,751
Total assets		181,876	174,066
Equity
Shareholders' equity		17,492	17,823
Non-controlling interests		1,182	160
Total equity		18,674	17,983
Liabilities
Insurance contract liabilities		147,566	139,840
Reinsurance contract liabilities		536	1,151
Investment contract liabilities without discretionary participation features		748	769
Core structural borrowings of shareholder-financed businesses		3,925	3,933
Operational borrowings		797	941
Obligations under funding, securities lending and sale and repurchase agreements		272	716
Net asset value attributable to unit holders of consolidated investment funds		2,679	2,711
Deferred tax liabilities		1,514	1,250
Current tax liabilities		238	275
Accruals, deferred income and other creditors		2,848	4,035
Provisions		218	224
Derivative liabilities		1,617	238
Liabilities held for sale		244
Total liabilities		163,202	156,083
Total equity and liabilities		$ 181,876	$ 174,066

[1]	Included within equity securities and holdings in collective investment schemes and debt securities as at 31 December 2024 are $1,565 million of lent securities and assets subject to repurchase agreements (31 December 2023: $2,001 million).